Debt (Notes and debentures) (Details)	Sep. 15, 2021 USD ($)	Sep. 15, 2021 CAD ($)	Jan. 18, 2021 CAD ($)	May 01, 2020 CAD ($)	Feb. 03, 2020 USD ($)	Feb. 03, 2020 CAD ($)	Dec. 31, 2021	May 01, 2020 USD ($)	May 01, 2020 CAD ($)
Canadian National series, 2.85% 10-year notes [Member]
Debt Instrument [Line Items]
Repayment of debt	$ 400,000,000	$ 506,000,000
Interest rate	2.85%	2.85%					2.85%
Canadian National series, 2.75% 7-year notes [Member]
Debt Instrument [Line Items]
Repayment of debt			$ 250,000,000
Interest rate			2.75%				2.75%
Canadian National series, 2.45% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate							2.45%	2.45%	2.45%
Debt issued, face amount								$ 600,000,000	$ 837,000,000
Proceeds from debt issuance				$ 810,000,000
Canadian National series, 2.40% 2-year notes [Member]
Debt Instrument [Line Items]
Repayment of debt					$ 300,000,000	$ 397,000,000
Interest rate					2.40%	2.40%